Leases - Summary of Carrying Amounts of Lease Liabilities Carried at Amortized Cost (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	₨ 3,454	$ 42	₨ 2,112	₨ 1,646
Additions	2,725	33	1,229	1,101
Asset acquisition (refer Note 56)			128
Acquisition of subsidiary				17
Capitalised during the year	108	1	114	105
Accretion of interest	416	5	166	113
Lease modification during the year				(26)
Disposal of subsidiary				(596)
Payments	(534)	(6)	(295)	(248)
Closing balance	6,169	$ 75	3,454	2,112
Current	698		455	330	$ 8
Non-current	₨ 5,471		₨ 2,999	₨ 1,782	$ 67